Filed pursuant to Rule 497(a)

Registration No. 333-194870

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Priced: Solar Capital Ltd. 5-Year

Issuer: Solar Capital Ltd. (“SLRC”)

Format: SEC Registered - Senior Unsecured

Ratings*: BBB-/BBB- (Stable/Stable)

Amount: $75mm

Settle: 11/22/2017 (T+7)

Maturity: 1/20/2023

Coupon Dates: 1/20 & 7/20

First Pay: 01/20/2018

Yield: 4.675%

Coupon: 4.50%

Price: 99.211%

Structure: 100% COC (See Red)

Optional Redemption: Make whole T+40 basis points and then par call one month prior to maturity

Active Bookrunners: JPM/WFS

UOP: Repay outstanding indebtedness

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Solar Capital Ltd. before investing. The preliminary prospectus supplement dated November 13, 2017, together with an accompanying prospectus dated May 2, 2017, which have been filed with the Securities and Exchange Commission, contain this and other information about Solar Capital Ltd. and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Solar Capital Ltd. and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

*Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from J.P. Morgan Securities LLC, 383 Madison Avenue, New York NY 10179, Attn: Investment Grade Syndicate Desk, 212-834-4533; Wells Fargo Securities, LLC, Attention: WFS Customer Service, 608 2nd Avenue South, Suite 1000, Minneapolis, MN 55402, Attn: WFS Customer Service, or by calling (800) 645-3751, or by email: wfscustomerservice@wellsfargo.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.